Labor obligations - Actuarial assumptions (Details) - Defined benefit plan	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Labor obligations
Discount rate	7.90%	7.40%	8.00%
Expected rate of salary increase	5.80%	5.80%	5.80%
Average longevity at retirement age for current pensioners (in years)	14	12	14
Inflation	4.00%	4.00%	5.00%